Trade Receivables (Details) - USD ($)					12 Months Ended
	Nov. 22, 2023	Jul. 05, 2023	Apr. 01, 2023	Nov. 22, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables (Details) [Line Items]
Percentage of trade receivable		90.00%	80.00%
Limited funds		$ 250,000
Percentage of discount charge fee	7.00%		7.00%
Percentage of service fee	0.35%		0.35%
Liability amount					$ 2,139,575	$ 946,592
Fee amount					$ 218,749	$ 212,302	$ 104,590
Bottom of range [member]
Trade Receivables (Details) [Line Items]
Limited funds				$ 1,300,000
Top of range [member]
Trade Receivables (Details) [Line Items]
Limited funds				$ 1,750,000
YY Circle (SG) Pte Ltd [Member]
Trade Receivables (Details) [Line Items]
Limited funds	$ 500,000	$ 500,000
Percentage of discount charge fee			7.00%
Percentage of service fee			0.35%
YY Circle (SG) Pte Ltd [Member] | Bottom of range [member]
Trade Receivables (Details) [Line Items]
Limited funds	250,000
YY Circle (SG) Pte Ltd [Member] | Top of range [member]
Trade Receivables (Details) [Line Items]
Limited funds	$ 500,000
Hong Ye Group Pte Ltd [Member]
Trade Receivables (Details) [Line Items]
Percentage of discount charge fee			7.00%
Percentage of service fee			0.35%
Trade receivables [member] | Bottom of range [member]
Trade Receivables (Details) [Line Items]
Percentage of trade receivable				75.00%
Limited funds				$ 1,200,000
Trade receivables [member] | Top of range [member]
Trade Receivables (Details) [Line Items]
Percentage of trade receivable				85.00%
Limited funds				$ 1,750,000